COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

Effective on December 1, 2011 the Company and Mediswipe entered into a two year agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. Totaling approximately 1,200 square feet, the Company’s monthly rent is $1,250.

Our business agreements consist primarily of banking ISO agreements and technology licensing agreements. Banking agreements are typically agreements with merchant banks which provide all direct relationships with the credit card issuing banks, PCI compliant gateways for our merchant processing clients and administrative functions. These agreements typically involve a split of the fees received between the banks and the Company based on interchange rate, agent commissions, or a fixed fee per transaction. Licensing agreements are infrastructure in nature and establish the connection to the end user that enables the Company to deliver and collect payment for the transacted media content or service application. Licensing agreements typically involve a split of the fees received between the technology provider, carriers and the Company.

COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

Effective on December 1, 2011 the Company and Mediswipe entered into a two year agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. Totaling approximately 1,200 square feet, the combined monthly rent is $2,500.  Our annual payment obligation under the lease is as follows:

2012	$15,000
2013	$13,750